RIGHT-OF-USE ASSETS - Schedule of Right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RIGHT-OF-USE ASSETS
Carrying amount	$ 204,180,000	$ 185,514,000
Depreciation charge	38,902,000	36,910,000	$ 35,709,000
Impairment loss recognized in profit or loss	$ 766,000
Reversal of impairment loss recognized in profit or loss		$ (2,355,000)	$ (3,916,000)